Share Capital and Capital Surplus - Changes in Issued Common Stock (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Shares issued beginning balance	87,186,835	87,186,835
Disposal of treasury shares	0	0
Shares issued ending balance	87,186,835	87,186,835
Treasury shares beginning balance	(7,071,194)	(7,185,703)
Acquisition of treasury shares	(4,100,169)
Disposal of treasury shares	0	114,509
Treasury shares ending balance	(11,171,363)	(7,071,194)
Number of outstanding shares beginning balance	80,115,641	80,001,132
Acquisition of treasury shares	(4,100,169)
Disposal of treasury shares	0	114,509
Number of outstanding shares ending balance	76,015,472	80,115,641